Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Cost or Amortized Cost	$ 43.4	$ 46.7
Common stock, par value (in dollars per share)	$ 20	$ 20
Common stock, shares authorized (in shares)	100,000	100,000
Common stock, shares issued (in shares)	100,000	100,000
Common stock, shares outstanding (in shares)	100,000	100,000